Accounts Payable and Accrued Expenses - Schedule of Accounts Payable and Accrued Expenses (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Interest expense	$ 114,750	$ 22,383
Accounts payable	114,355	226,516	186,814
Accrued bonus	171,000		135,264
Deferred Directors' fees	32,225	11,250
Total Accounts Payable and Accrued Expenses	$ 432,330	$ 260,149	$ 322,078